SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Subsequent Events 1	1,250,000
Subsequent Events 2	$ 0.40
Subsequent Events 3	$ 500,000
Subsequent Events 4	1,250,000
Subsequent Events 5	$ 0.50
Subsequent Events 6	$ 0.60
Subsequent Events 7	200,000
Subsequent Events 8	6,000,000
Subsequent Events 9	3,000,000
Subsequent Events 10	$ 0.605
Subsequent Events 11	1,000,000
Subsequent Events 12	500,000
Subsequent Events 13	100,000,000
Subsequent Events 14	0.001
Subsequent Events 15	20,000,000
Subsequent Events 16	10,000,000
Subsequent Events 17	$ 0.001
Subsequent Events 18	500
Subsequent Events 19	10.00%
Subsequent Events 20	$ 1,000
Subsequent Events 21	500,000
Subsequent Events 22	1,162,791
Subsequent Events 23	$ 0.55
Subsequent Events 24	1,162,791
Subsequent Events 25	$ 0.43
Subsequent Events 26	1,162,791
Subsequent Events 27	$ 0.55
Subsequent Events 28	10.00%
Subsequent Events 29	0.43
Subsequent Events 30	500.00028
Subsequent Events 31	10.00%
Subsequent Events 32	116,279
Subsequent Events 33	0.55
Subsequent Events 1		$ 25,000
Subsequent Events 2		10.00%
Subsequent Events 3		1.5